COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 27, 2018 vessel
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages		$ 1,527,000	$ 1,908,000
Related Party Transaction [Line Items]
Long-term debt		1,460,347	1,522,900
Loans to related parties which are associates		310,144	314,000
Contractual commitments under newbuilding contracts		$ 0	$ 0
Number of container vessels contracted to be chartered in | vessel	2	4	2	2
Term of lease or charter	15 years	7 years
SFL Deepwater [Member]
Related Party Transaction [Line Items]
Long-term debt		$ 203,700	$ 225,800
Term loan facility, amount guaranteed		84,700	75,000
Loans to related parties which are associates		109,144	113,000
Seadrill [Member]
Related Party Transaction [Line Items]
Loans to related parties which are associates		342,000	317,800
SFL Hercules [Member]
Related Party Transaction [Line Items]
Long-term debt		210,000	251,300
Term loan facility, amount guaranteed		78,900	70,000
Loans to related parties which are associates		80,000	80,000
SFL Linus [Member]
Related Party Transaction [Line Items]
Long-term debt		241,500	308,800
Term loan facility, amount guaranteed		102,500	90,000
Loans to related parties which are associates		121,000	121,000
Equity Accounted Subsidiaries [Member]
Related Party Transaction [Line Items]
Long-term debt		655,200	785,800
Financial Guarantee [Member]
Related Party Transaction [Line Items]
Guarantor Obligations, Current Carrying Value		$ 266,100	$ 235,000